United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/19

Date of Reporting Period: Quarter ended 01/31/19

Item 1.	Schedule of Investments

Federated Muni and Stock Advantage Fund
Portfolio of Investments
January 31, 2019 (unaudited)
Shares or Principal Amount		Value
	COMMON STOCKS—43.4%
	Communication Services—4.0%
402,427	AT&T, Inc.	$12,096,956
436,467	Comcast Corp., Class A	15,961,598
165,995	Lions Gate Entertainment Corp., Class B	2,909,892
165,413	News Corp., Inc., Class A	2,122,249
53,191	Nippon Telegraph & Telephone Corp.	2,283,005
1,493,854	Spark New Zealand Ltd.	4,186,996
422,138	Telekom Austria AG	3,229,068
109,246	Telenor ASA, ADR	2,080,044
72,960	Tribune Media Co., Class A	3,349,593
237,356	Verizon Communications, Inc.	13,068,821
	TOTAL	61,288,222
	Consumer Discretionary—4.3%
63,568	Carnival Corp.	3,660,246
32,176	Columbia Sportswear Co.	2,869,777
155,972	D.R. Horton, Inc.	5,997,123
78,244	Dick's Sporting Goods, Inc.	2,762,796
56,434	Genuine Parts Co.	5,633,242
18,864	Home Depot, Inc.	3,462,110
207,900	Isuzu Motors Ltd.	3,086,375
40,947	McDonald's Corp.	7,320,505
31,066	Royal Caribbean Cruises Ltd.	3,729,473
57,500	Suzuki Motor Corp.	2,996,511
80,458	Tapestry, Inc.	3,114,529
90,344	TJX Cos., Inc.	4,492,807
47,401	Toyota Motor Credit Corp., ADR	5,838,381
32,369	Tractor Supply Co.	2,764,313
82,297	Yum! Brands, Inc.	7,734,272
	TOTAL	65,462,460
	Consumer Staples—2.8%
101,287	Archer-Daniels-Midland Co.	4,547,786
54,677	British American Tobacco PLC	1,929,134
63,676	Bunge Ltd.	3,506,637
34,198	Coca-Cola European Partners PLC	1,627,141
191,480	Empire Co. Ltd., Class A	4,304,821
31,585	Kimberly-Clark Corp.	3,517,937
131,217	Koninklijke Ahold NV	3,460,461
99,263	Kroger Co.	2,812,121
11,202	Medifast, Inc.	1,425,342
63,472	Molson Coors Brewing Co., Class B	4,227,870
56,570	Tate & Lyle PLC, ADR	2,064,805
28,068	Tyson Foods, Inc., Class A	1,737,971
83,241	Walgreens Boots Alliance, Inc.	6,014,995
17,062	WalMart Inc.	1,635,051
	TOTAL	42,812,072

Shares or Principal Amount		Value
	COMMON STOCKS—continued
	Energy—3.3%
173,959	BP PLC, ADR	$7,153,194
43,155	Cimarex Energy Co.	3,251,298
97,701	ConocoPhillips	6,613,381
35,302	Devon Energy Corp.	940,798
64,586	Equinor ASA, ADR	1,471,269
89,862	Exxon Mobil Corp.	6,585,087
57,520	HollyFrontier Corp.	3,240,677
191,889	Marathon Oil Corp.	3,029,927
37,845	Marathon Petroleum Corp.	2,507,610
88,346	PBF Energy, Inc., Class A	3,235,231
25,182	Phillips 66	2,402,615
155,773	Repsol SA, ADR	2,734,595
122,061	RPC, Inc.	1,317,038
26,526	Schlumberger Ltd.	1,172,714
56,525	Valero Energy Corp.	4,964,025
	TOTAL	50,619,459
	Financials—7.3%
61,722	Aflac, Inc.	2,944,139
48,216	Allstate Corp.	4,236,740
277,764	Aviva PLC	1,510,308
564,299	Bank of America Corp.	16,065,593
35,661	Capital One Financial Corp.	2,873,920
110,709	Citigroup, Inc.	7,136,302
9,697	CME Group, Inc.	1,767,569
66,773	Comerica, Inc.	5,257,706
38,700	Discover Financial Services	2,611,863
27,317	East West Bancorp, Inc.	1,374,592
21,604	Evercore, Inc., Class A	1,932,478
5,962	Everest Re Group Ltd.	1,305,976
18,828	Goldman Sachs Group, Inc.	3,728,132
76,486	Hartford Financial Services Group, Inc.	3,588,723
189,041	JPMorgan Chase & Co.	19,565,744
23,691	Kemper Corp.	1,781,089
46,657	LPL Investment Holdings, Inc.	3,283,253
23,228	Mercury General Corp.	1,200,888
112,821	Morgan Stanley	4,772,328
108,323	Navient Corp.	1,234,882
30,772	Popular, Inc.	1,680,459
64,405	Progressive Corp., OH	4,333,813
35,583	Raymond James Financial, Inc.	2,864,432
21,433	The Travelers Cos., Inc.	2,690,699
28,040	Tokio Marine Holdings, Inc.	1,368,912
155,975	Virtu Financial, Inc., Class A	3,985,161
105,225	Wells Fargo & Co.	5,146,555
29,287	Zions Bancorporation, N.A.	1,393,768
	TOTAL	111,636,024
	Health Care—5.6%
37,455	AbbVie, Inc.	3,007,262
38,767	Allergan PLC	5,581,673

Shares or Principal Amount		Value
	COMMON STOCKS—continued
	Health Care—continued
18,688	Amgen, Inc.	$3,496,712
19,168	Anthem, Inc.	5,807,904
100,512	Bristol-Myers Squibb Co.	4,962,277
76,144	Cardinal Health, Inc.	3,804,916
66,650	CVS Health Corp.	4,368,907
17,980	Eisai Co. Ltd.	1,394,791
46,967	Eli Lilly & Co.	5,629,465
22,390	Encompass Health Corp.	1,496,548
64,379	Gilead Sciences, Inc.	4,507,174
11,501	HCA Healthcare, Inc.	1,603,584
132,938	Johnson & Johnson	17,691,389
35,238	McKesson Corp.	4,519,273
30,936	Medtronic PLC	2,734,433
169,934	Merck & Co., Inc.	12,648,188
57,344	Roche Holding AG, ADR	1,909,555
	TOTAL	85,164,051
	Industrials—3.9%
540,325	ADT, Inc.	3,901,146
85,051	Advanced Drainage System, Inc.	2,168,801
132,527	Arcadis NV	1,721,819
105,012	Arconic, Inc.	1,976,326
6,606	Boeing Co.	2,547,406
48,634	Caterpillar, Inc.	6,476,103
16,404	Cummins, Inc.	2,413,192
23,822	Deere & Co.	3,906,808
173,502	Delta Air Lines, Inc.	8,576,204
87,134	Fluor Corp.	3,186,490
127,132	GrafTech International Ltd.	1,679,414
202,471	International Consolidated Airlines Group SA, ADR	3,427,429
24,206	Lockheed Martin Corp.	7,012,236
51,729	Raytheon Co.	8,522,870
17,776	Rockwell Automation, Inc.	3,013,388
	TOTAL	60,529,632
	IT Services—8.0%
88,625	Apple, Inc.	14,750,745
83,595	Applied Materials, Inc.	3,266,893
32,917	Broadcom, Inc.	8,829,985
346,739	Cisco Systems, Inc.	16,397,287
194,004	DXC Technology Co.	12,439,537
27,412	Fidelity National Information Services, Inc.	2,865,376
60,184	IBM Corp.	8,089,933
343,641	Intel Corp.	16,192,364
30,347	KLA-Tencor Corp.	3,234,080
125,631	Microsoft Corp.	13,119,645
35,343	NXP Semiconductors NV	3,075,901
246,978	Oracle Corp.	12,405,705
59,669	Qualcomm, Inc.	2,954,809
29,798	Texas Instruments, Inc.	3,000,063

Shares or Principal Amount		Value
	COMMON STOCKS—continued
	IT Services—continued
10,613	VMware, Inc., Class A	$1,603,306
	TOTAL	122,225,629
	Materials—1.8%
32,794	Albemarle Corp.	2,647,460
185,945	Anglo American PLC, ADR	2,381,955
83,580	Bemis Co., Inc.	4,082,047
45,099	CF Industries Holdings, Inc.	1,968,571
115,749	DowDuPont, Inc.	6,228,454
179,226	Freeport-McMoRan, Inc.	2,086,191
42,886	Nucor Corp.	2,626,339
110,794	Owens-Illinois, Inc.	2,223,635
58,487	Southern Copper Corp.	1,966,333
27,254	Westlake Chemical Corp.	2,014,071
	TOTAL	28,225,056
	Utilities—2.4%
34,137	American Electric Power Co., Inc.	2,700,919
16,722	American Water Works Co., Inc.	1,599,794
25,136	Consolidated Edison Co.	1,951,810
31,223	Dominion Energy, Inc.	2,193,104
37,807	Duke Energy Corp.	3,318,698
25,823	Edison International	1,471,136
52,802	Exelon Corp.	2,521,824
22,467	NextEra Energy, Inc.	4,021,144
17,444	NRG Energy, Inc.	713,634
46,169	PPL Corp.	1,446,013
32,016	Public Service Enterprises Group, Inc.	1,746,473
17,734	Sempra Energy	2,074,523
78,493	Southern Co.	3,814,760
22,956	UGI Corp.	1,309,181
41,435	WEC Energy Group, Inc.	3,025,998
46,540	Xcel Energy, Inc.	2,436,834
	TOTAL	36,345,845
	TOTAL COMMON STOCKS (IDENTIFIED COST $627,414,018)	664,308,450
	MUNICIPAL BONDS—53.7%
	Alabama—1.2%
$2,000,000	Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2010), (Original Issue Yield: 6.000%), (United States Treasury PRF 10/1/2020@100), 5.750%, 10/1/2030	2,132,860
700,000	Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2010), (Original Issue Yield: 6.250%), (United States Treasury PRF 10/1/2020@100), 6.000%, 10/1/2040	749,350
7,265,000	Black Belt Energy Gas District, AL, Gas Supply Revenue Bonds (Series 2016A) TOBs, (Royal Bank of Canada GTD), 4.000%, Mandatory Tender 6/1/2021	7,497,843
2,000,000	Selma, AL IDB (International Paper Co.), Revenue Bonds (Series 2011A), 5.375%, 12/1/2035	2,149,580
5,065,000	Southeast Alabama Gas Supply District, Gas Supply Revenue Bonds Project No. 2 (Series 2018A) TOBs, (Morgan Stanley GTD), 4.000%, Mandatory Tender 6/1/2024	5,343,018
	TOTAL	17,872,651
	Arizona—0.6%
1,225,000	Arizona State Industrial Development Authority Education Revenue (Basis Schools, Inc. Obligated Group), Education Revenue Bonds (Series 2017F), (School District Credit Program LOC), 5.000%, 7/1/2052	1,330,828
2,300,000	Maricopa County, AZ, IDA (GreatHearts Academies), Education Revenue Bonds (GreatHearts Arizona Projects) (Series 2017C), (Arizona Public School Credit Enhancement Program LOC), 5.000%, 7/1/2048	2,538,786

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Arizona—continued
$665,000	[1]	Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.000%, 7/1/2036	$684,032
3,000,000		Phoenix, AZ IDA (GreatHearts Academies), Education Facility Revenue Bonds (Series 2014A), 5.000%, 7/1/2034	3,123,750
810,000		Tempe, AZ IDA (Mirabella at ASU), Revenue Bonds (Series 2017A), 6.125%, 10/1/2052	868,636
		TOTAL	8,546,032
		California—4.7%
2,000,000	[2]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2006C-1) FRNs, 2.330% (SIFMA 7-day +0.900%), Mandatory Tender 5/1/2023	2,015,580
7,500,000	[2]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2001A) FRNs, 2.680% (SIFMA 7-day +1.250%), Mandatory Tender 4/1/2027	7,714,350
2,000,000		California Health Facilities Financing Authority (Providence St. Joseph Health), Revenue Bonds (Series 2014B), 5.000%, 10/1/2044	2,211,060
8,000,000		California Health Facilities Financing Authority (Stanford Health Care), Revenue Refunding Bonds (Series 2017A), 4.000%, 11/15/2040	8,281,440
500,000	[1]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.000%, 7/1/2034	535,120
1,500,000	[1]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	1,584,270
1,135,000	[1]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.000%, 7/1/2045	1,199,877
1,000,000		California State University (The Trustees of), Systemwide Revenue Bonds (Series 2014A), 5.000%, 11/1/2039	1,131,190
3,550,000		California State University (The Trustees of), Systemwide Revenue Bonds (Series 2015A), 5.000%, 11/1/2030	4,186,586
2,000,000		California State, School Facilities UT GO Bonds, 5.000%, 11/1/2031	2,250,780
2,500,000		California State, Various Purpose Refunding GO Bonds, 5.000%, 2/1/2038	2,691,800
1,125,000	[1]	California Statewide Communities Development Authority (899 Charleston LLC), Revenue Refunding Bonds (Series 2014A), 5.250%, 11/1/2044	1,170,079
2,000,000		California Statewide Communities Development Authority (Sutter Health), Refunding Revenue Bonds (Series 2011D), 5.250%, 8/15/2031	2,168,900
2,935,000		Chula Vista, CA Municipal Finance Authority, Special Tax Revenue Refunding Bonds (Series 2013), 5.500%, 9/1/2028	3,335,129
500,000		Corona-Norco USD Community Facilities District No. 98-1, CA, 2013 Special Tax Refunding Bonds, 5.000%, 9/1/2032	556,230
3,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Revenue Refunding Bonds (Series 2013A), (Original Issue Yield: 6.050%), 5.750%, 1/15/2046	3,366,360
5,500,000		Golden State Tobacco Securitization Corp., CA (California State), Enhanced Tobacco Settlement Asset-Backed Bonds (Series 2015A), 5.000%, 6/1/2040	6,055,940
1,740,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), (Original Issue Yield: 6.375%), (Citigroup, Inc. GTD), 6.125%, 11/1/2029	2,140,809
4,670,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009C), (Original Issue Yield: 6.700%), (Citigroup, Inc. GTD), 6.500%, 11/1/2039	6,418,401
2,770,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Bonds (Series 2009E), 6.000%, 5/1/2039	2,800,138
230,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Bonds (Series 2009E), (United States Treasury PRF 5/1/2019@100), 6.000%, 5/1/2039	232,502
2,000,000		San Jose, CA Airport, Airport Revenue Bonds (Series 2011A-2), (Original Issue Yield: 5.050%), 5.000%, 3/1/2031	2,118,380
2,500,000		University of California (The Regents of), General Revenue Bonds (Series 2013AI), 5.000%, 5/15/2032	2,796,325
1,095,000		University of California (The Regents of), Limited Project Revenue Bonds (Series 2012G), 5.000%, 5/15/2031	1,205,737
905,000		University of California (The Regents of), Limited Project Revenue Bonds (Series 2012G), (United States Treasury PRF 5/15/2022@100), 5.000%, 5/15/2031	1,005,699
2,440,000		University of California (The Regents of), Limited Project Revenue Bonds (Series 2017M), 5.000%, 5/15/2036	2,824,422
		TOTAL	71,997,104
		Colorado—1.8%
1,000,000		Arista, CO Metropolitan District, Special Revenue Refunding and Improvement Bonds (Series 2018A), 5.125%, 12/1/2048	1,013,110
1,000,000		Clear Creek Station Metropolitan District No. 2, LT GO Refunding Bonds (Series 2017A), 5.000%, 12/1/2047	1,003,950
1,500,000	[1]	Colorado Educational & Cultural Facilities Authority (University Lab School), Charter School Refunding & Improvement Revenue Bonds (Series 2015), 5.000%, 12/15/2035	1,561,755
1,250,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.000%, 1/1/2031	1,323,988
250,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.000%, 1/1/2037	259,748
3,750,000		Colorado Health Facilities Authority (Sisters of Charity of Leavenworth Health System), Revenue Bonds (Series 2013A), (Original Issue Yield: 5.120%), 5.000%, 1/1/2044	4,047,187

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Colorado—continued
$600,000		Colorado Health Facilities Authority (Total Longterm Care National Obligated Group), Revenue Bonds (Series 2010A), (United States Treasury PRF 11/15/2020@100), 6.000%, 11/15/2030	$643,722
5,170,000		Colorado Springs, CO Utility System, Utilities System Revenue Bonds (Series 2014A-1), 5.000%, 11/15/2044	5,814,027
500,000		Colorado State Health Facilities Authority Revenue (Frasier Meadows Manor, Inc.), (Series 2017A), 5.250%, 5/15/2037	536,005
2,475,000		Denver (City & County), CO (Denver, CO City & County Airport Authority), Airport System Revenue Bonds (Series 2013B), (Original Issue Yield: 5.050%), 5.000%, 11/15/2043	2,722,772
2,800,000		E-470 Public Highway Authority, CO, Revenue Bonds (Series 2010C), (Original Issue Yield: 5.400%), 5.375%, 9/1/2026	2,926,616
5,000,000		University of Colorado, University Enterprise Revenue Bonds (Series 2013A), (United States Treasury PRF 6/1/2023@100), 5.000%, 6/1/2032	5,662,750
		TOTAL	27,515,630
		Connecticut—0.2%
3,000,000		Connecticut State Special Transportation Fund, Special Tax Obligation Bonds Transportation Infrastructure Purpose (Series 2018B), 5.000%, 10/1/2032	3,434,760
		Delaware—0.3%
2,000,000		Delaware Economic Development Authority (ACTS Retirement Life Communities, Inc), Retirement Communities Revenue Bonds (Series 2018B), 5.000%, 11/15/2048	2,155,420
2,000,000		University of Delaware, Revenue Bonds (Series 2013A), 5.000%, 11/1/2022	2,234,140
		TOTAL	4,389,560
		District of Columbia—0.4%
525,000		District of Columbia (KIPP DC), Revenue Bonds (Series 2013A), (United States Treasury PRF 7/1/2023@100), 6.000%, 7/1/2048	617,788
2,000,000		District of Columbia Income Tax Revenue, Income Tax Secured Revenue Refunding Bonds (Series 2010A), 5.000%, 12/1/2019	2,054,640
1,435,000		District of Columbia Revenue (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2016A), 5.000%, 6/1/2041	1,530,887
500,000		District of Columbia Revenue (Ingleside at Rock Creek), Project Revenue Bonds (Series 2017A), 5.000%, 7/1/2037	506,140
1,000,000		District of Columbia Revenue (Ingleside at Rock Creek), Project Revenue Bonds (Series 2017A), (Original Issue Yield: 5.125%), 5.000%, 7/1/2042	999,950
1,000,000		Washington Metropolitan Area Transit Authority, Gross Revenue Transit Bonds (Series 2009A), (Original Issue Yield: 5.200%), (United States Treasury PRF 7/1/2019@100), 5.125%, 7/1/2032	1,014,310
		TOTAL	6,723,715
		Florida—2.5%
1,135,000		Atlantic Beach, FL Health Care Facilities (Fleet Landing Project, FL), Revenue & Refunding Bonds (Series 2013A), 5.000%, 11/15/2019	1,159,607
4,300,000	[1]	Collier County, FL IDA (Arlington of Naples), Continuing Care Community Revenue Bonds (Series 2013A), (Original Issue Yield: 8.250%), 8.125%, 5/15/2044	4,175,601
4,735,000		Florida State Board of Education (Florida State), General Obligation Refunding Bonds (Series 2016C), 5.000%, 6/1/2025	5,605,766
1,250,000		Jacksonville, FL Sales Tax, Refunding Revenue Bonds (Series 2012A), 5.000%, 10/1/2029	1,364,512
665,000		Jacksonville, FL Sales Tax, Revenue Refunding Bonds (Series 2012), 5.000%, 10/1/2021	716,378
1,000,000		Jacksonville, FL Sales Tax, Revenue Refunding Bonds (Series 2012), 5.000%, 10/1/2029	1,091,610
1,400,000		Miami-Dade County, FL (Miami-Dade County, FL Seaport), Seaport Revenue Bonds (Series 2013A), 5.750%, 10/1/2030	1,594,894
1,600,000		Miami-Dade County, FL (Miami-Dade County, FL Seaport), Seaport Revenue Bonds (Series 2013A), 5.750%, 10/1/2032	1,818,960
2,000,000		Miami-Dade County, FL Expressway Authority, Toll System Refunding Revenue Bonds (Series 2013A), 5.000%, 7/1/2027	2,183,560
1,000,000		Miami-Dade County, FL Expressway Authority, Toll System Refunding Revenue Bonds (Series 2013A), 5.000%, 7/1/2028	1,091,780
5,215,000		Miami-Dade County, FL Transit System, Sales Surtax Revenue Bonds (Series 2012), 5.000%, 7/1/2042	5,636,528
4,000,000		Miami-Dade County, FL Water & Sewer, Water & Sewer System Revenue Refunding Bonds (Series 2015), 5.000%, 10/1/2023	4,548,280
3,435,000		Orange County, FL Tourist Development Tax, Refunding Revenue Bonds (Series 2015), 5.000%, 10/1/2023	3,912,431
1,500,000		Orlando, FL Utilities Commission, Utility System Revenue Bonds (Series 2018A), 5.000%, 10/1/2037	1,737,120
335,000		Palm Beach County, FL Health Facilities Authority (Sinai Residences of Boca Raton), Revenue Bonds (Series 2014A), 7.250%, 6/1/2034	374,319
1,085,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2006), 5.400%, 5/1/2037	1,085,966
		TOTAL	38,097,312
		Georgia—1.8%
1,000,000		Atlanta, GA Airport General Revenue, Airport General Revenue Refunding Bonds (Series 2014B), 5.000%, 1/1/2033	1,123,630

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	Georgia—continued
$2,000,000	Atlanta, GA Development Authority Senior Health Care Facilities (Georgia Proton Treatment Center), Revenue Bonds (Series 2017A-1), (Original Issue Yield: 7.100%), 6.750%, 1/1/2035	$1,877,660
1,940,000	Atlanta, GA Development Authority Senior Health Care Facilities (Georgia Proton Treatment Center), Revenue Bonds (Series 2017A-1), (Original Issue Yield: 7.250%), 7.000%, 1/1/2040	1,848,024
3,000,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), (Original Issue Yield: 6.350%), (United States Treasury PRF 11/1/2019@100), 6.250%, 11/1/2034	3,101,670
6,000,000	Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2015), 5.000%, 11/1/2040	6,688,980
2,500,000	Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2018C), 5.000%, 11/1/2032	2,959,925
1,500,000	DeKalb Private Hospital Authority, GA (Children's Healthcare of Atlanta, Inc.), Revenue Anticipation Certificates (Series 2009), 5.000%, 11/15/2024	1,537,710
4,000,000	Fulton County, GA Development Authority (Piedmont Healthcare, Inc.), Revenue Bonds (Series 2014A), 5.000%, 7/1/2044	4,334,200
1,230,000	Fulton County, GA Residential Care Facilties (Lenbrook Square Foundation, Inc.), Retirement Facility Refunding Revenue Bonds (Series 2016), 5.000%, 7/1/2031	1,302,484
2,500,000	Fulton County, GA Residential Care Facilties (Lenbrook Square Foundation, Inc.), Retirement Facility Refunding Revenue Bonds (Series 2016), 5.000%, 7/1/2036	2,600,275
	TOTAL	27,374,558
	Hawaii—0.1%
1,250,000	Hawaii State Department of Budget & Finance (Hawaiian Electric Co., Inc.), Special Purpose Revenue Bonds (Series 2009), 6.500%, 7/1/2039	1,272,250
	Idaho—0.3%
2,000,000	Idaho Health Facilities Authority (Terraces of Boise), Revenue Bonds (Series 2013A), (Original Issue Yield: 7.875%), 7.750%, 10/1/2034	2,191,660
2,020,000	Idaho Health Facilities Authority (Terraces of Boise), Revenue Bonds (Series 2013A), (Original Issue Yield: 8.250%), 8.125%, 10/1/2049	2,241,513
	TOTAL	4,433,173
	Illinois—5.1%
625,000	Chicago, IL Board of Education, UT GO Dedicated Refunding Bonds (Series 2018D), (Original Issue Yield: 5.210%), 5.000%, 12/1/2046	628,813
1,250,000	Chicago, IL Board of Education, UT GO Dedicated Revenue Bonds (Series 2017H), 5.000%, 12/1/2036	1,283,112
2,000,000	Chicago, IL Midway Airport, Second Lien Revenue & Refunding Bonds (Series 2014B), 5.000%, 1/1/2036	2,188,900
2,000,000	Chicago, IL Midway Airport, Second Lien Revenue Refunding Bonds (Series 2014B), 5.000%, 1/1/2035	2,192,740
305,000	Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2016B), 5.000%, 1/1/2041	333,045
2,000,000	Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2018B), 5.000%, 1/1/2048	2,222,740
80,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011A), (Original Issue Yield: 5.940%), 5.750%, 1/1/2039	84,829
920,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011A), (Original Issue Yield: 5.940%), (United States Treasury PRF 1/1/2021@100), 5.750%, 1/1/2039	990,196
1,000,000	Chicago, IL Sales Tax, Revenue Refunding Bonds (Series 2002), (United States Treasury PRF 1/1/2025@100), 5.000%, 1/1/2027	1,169,410
4,000,000	Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.000%, 11/1/2023	4,459,520
1,875,000	Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.000%, 11/1/2024	2,120,981
5,000,000	Cook County, IL Sales Tax, Revenue Refunding Bonds (Series 2017), 5.000%, 11/15/2037	5,582,550
415,000	DuPage County, IL (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 3/1/2036	415,735
2,070,000	Illinois Finance Authority (Admiral at the Lake), Revenue Bonds (Series 2010A), (Original Issue Yield: 8.125%), (United States Treasury PRF 5/15/2020@100), 8.000%, 5/15/2046	2,228,355
5,755,000	Illinois Finance Authority (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), (Original Issue Yield: 5.500%), 5.250%, 5/15/2054	5,488,486
1,500,000	Illinois Finance Authority (Depaul University), Revenue Bonds (Series 2016), 5.000%, 10/1/2041	1,659,495
4,000,000	Illinois State (Illinois State Sales Tax), Build Illinois Bonds (Series 2016C), 4.000%, 6/15/2025	4,115,400
2,000,000	Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2014B), 5.000%, 1/1/2039	2,211,060
1,500,000	Illinois State, UT GO Bonds (Series 2013A), 5.000%, 4/1/2035	1,532,625
1,445,000	Illinois State, UT GO Bonds (Series 2016), 5.000%, 6/1/2026	1,561,611
5,200,000	Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2026	5,625,672
2,000,000	Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2027	2,169,240

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Illinois—continued
$2,000,000		Illinois State, UT GO Bonds (Series 2018A), 5.250%, 5/1/2022	$2,127,100
4,000,000		Illinois State, UT GO Bonds (Series 2018B), 5.000%, 5/1/2028	4,322,320
2,950,000		Illinois State, UT GO Bonds (Series June 2013), (Original Issue Yield: 5.650%), 5.500%, 7/1/2038	3,078,620
775,000		Illinois State, UT GO Refunding Bonds (Series February 2010), 5.000%, 1/1/2024	787,787
2,610,000		Illinois State, UT GO Refunding Bonds (Series May 2012), 5.000%, 8/1/2024	2,734,132
1,890,000		Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2010A), 5.500%, 6/15/2050	1,907,142
610,000		Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2010A), (United States Treasury PRF 6/15/2020@100), 5.500%, 6/15/2050	640,512
4,400,000		Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2017A), 5.000%, 6/15/2057	4,523,464
2,200,000		Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2010), (Original Issue Yield: 6.100%), (United States Treasury PRF 6/1/2021@100), 6.000%, 6/1/2028	2,410,474
1,500,000		Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2017), 5.000%, 6/1/2027	1,725,690
3,750,000		Sales Tax Securitization Corp., IL, Sales Tax Securitization Bonds (Series 2018A), 5.000%, 1/1/2048	4,031,475
		TOTAL	78,553,231
		Indiana—0.9%
2,750,000		Indiana Municipal Power Agency, Power Supply System Revenue Bonds (Series 2013A), (United States Treasury PRF 7/1/2023@100), 5.250%, 1/1/2034	3,155,322
1,250,000		Indiana Municipal Power Agency, Revenue Refunding Bonds (Series 2017A), 5.000%, 1/1/2042	1,408,712
765,000		Indiana State Finance Authority Hospital Revenue (Indiana University Health Obligated Group), Hospital Revenue Refunding Bonds (Series 2014A), 5.000%, 12/1/2029	868,046
1,415,000		Indiana State Finance Authority Wastewater Utilities (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2012A), 5.000%, 10/1/2029	1,570,339
4,000,000		Indiana State Finance Authority Wastewater Utilities (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2014A), 5.000%, 10/1/2039	4,510,960
2,500,000		Whiting, IN Environmental Facilities (BP PLC), Revenue Bonds (Series 2009), 5.250%, 1/1/2021	2,649,400
		TOTAL	14,162,779
		Iowa—0.8%
591,412		Iowa Finance Authority (Deerfield Retirement Community, Inc.), Senior Living Facility Revenue Refunding Bonds (Series 2014A), 2.700%, 11/15/2046	614,838
112,608	[3]	Iowa Finance Authority (Deerfield Retirement Community, Inc.), Senior Living Facility Revenue Refunding Bonds (Series 2014B), 2.000%, 5/15/2056	1,408
10,000		Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Bonds (Series 2013), 5.500%, 12/1/2022	10,009
840,000		Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Bonds (Series 2013), 5.875%, 12/1/2027	886,141
2,460,000		Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Bonds (Series 2013) Exchange Bonds (Series B), 5.250%, 12/1/2050	2,616,899
1,740,000		Iowa Finance Authority (Lifespace Communities, Inc.), Revenue Bonds (Series 2018A), 5.000%, 5/15/2043	1,798,864
2,000,000		Tobacco Settlement Financing Corp., IA, Tobacco Settlement Asset-Backed Bonds (Series 2005C), (Original Issue Yield: 5.700%), 5.375%, 6/1/2038	1,982,040
2,500,000		Tobacco Settlement Financing Corp., IA, Tobacco Settlement Asset-Backed Bonds (Series 2005C), (Original Issue Yield: 5.780%), 5.500%, 6/1/2042	2,477,100
1,000,000		Xenia Rural Water District, Water Revenue Refunding Capital Loan Notes (Series 2016), 5.000%, 12/1/2028	1,132,560
1,000,000		Xenia Rural Water District, Water Revenue Refunding Capital Loan Notes (Series 2016), 5.000%, 12/1/2036	1,085,450
		TOTAL	12,605,309
		Kansas—0.4%
5,000,000		Wyandotte County, KS Unified Government Utility System, Improvement & Refunding Revenue Bonds (Series 2014-A), 5.000%, 9/1/2044	5,523,250
		Kentucky—0.6%
2,000,000		Kentucky Economic Development Finance Authority (Miralea), Revenue Bonds (Series 2016A), 5.000%, 5/15/2051	1,990,320
2,000,000		Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds (Series 2013), (Original Issue Yield: 6.125%), 6.000%, 7/1/2053	2,176,120
885,000		Louisville & Jefferson County, KY Metropolitan Government (Catholic Health Initiatives), Revenue Bonds (Series 2012A), 5.000%, 12/1/2035	933,967

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Kentucky—continued
$3,260,000		Louisville & Jefferson County, KY Metropolitan Government (Catholic Health Initiatives), Revenue Bonds (Series 2012A), (United States Treasury PRF 6/1/2022@100), 5.000%, 12/1/2035	$3,600,703
		TOTAL	8,701,110
		Louisiana—1.5%
4,900,000		Louisiana Local Government Environmental Facilities Community Development Authority (Westlake Chemical Corp.), Revenue Refunding Bonds (Series 2017), 3.500%, 11/1/2032	4,682,734
1,000,000		Louisiana Stadium and Expo District, Senior Revenue Refunding Bonds (Series 2013A), 5.000%, 7/1/2030	1,113,000
4,235,000		Louisiana Stadium and Expo District, Senior Revenue Refunding Bonds (Series 2013A), 5.000%, 7/1/2036	4,683,571
4,000,000		Louisiana State Citizens Property Insurance Corp., Assessment Revenue Refunding Bonds (Series 2016A), 5.000%, 6/1/2024	4,596,640
2,000,000		Louisiana State Citizens Property Insurance Corp., Refunding Revenue Bonds (Series 2012), (United States Treasury PRF 6/1/2022@100), 5.000%, 6/1/2024	2,209,020
6,175,000		St. Charles Parish, LA Gulf Opportunity Zone (Valero Energy Corp.), Revenue Bonds (Series 2010) TOBs, 4.000%, Mandatory Tender 6/1/2022	6,418,419
		TOTAL	23,703,384
		Maine—0.1%
900,000		Maine Health & Higher Educational Facilities Authority (Maine General Medical Center), Revenue Bonds (Series 2011), (Original Issue Yield: 7.000%), 6.750%, 7/1/2041	957,519
		Maryland—0.6%
6,000,000		Anne Arundel County, MD, LT GO Bonds (Series 2018), 5.000%, 10/1/2032	7,145,700
925,000		Maryland State Economic Development Corp. (Ports America Chesapeake, Inc. ), Revenue Bonds (Series B), (Original Issue Yield: 5.875%), (United States Treasury PRF 6/1/2020@100), 5.750%, 6/1/2035	974,228
270,000		Maryland State Economic Development Corp. (Ports America Chesapeake, Inc. ), Transportation Facilities Revenue Refunding Bonds (Series 2017A), 5.000%, 6/1/2031	309,844
550,000		Maryland State Economic Development Corp. (Ports America Chesapeake, Inc. ), Transportation Facilities Revenue Refunding Bonds (Series 2017A), 5.000%, 6/1/2035	618,431
600,000		Westminster, MD (Lutheran Village at Miller's Grant, Inc.), Revenue Bonds (Series 2014A), 6.000%, 7/1/2034	631,284
		TOTAL	9,679,487
		Massachusetts—1.7%
6,500,000		Massachusetts Development Finance Agency (Harvard University), Revenue Refunding Bonds (Series 2016A), 5.000%, 7/15/2040	8,352,695
5,000,000		Massachusetts Development Finance Agency (Partners Healthcare Systems), Revenue Bonds (Series 2016Q), 5.000%, 7/1/2041	5,540,600
3,195,000		Massachusetts HEFA (Northeastern University), Revenue Bonds (Series 2010A), 5.000%, 10/1/2025	3,357,274
5,000,000		Massachusetts School Building Authority, Senior Dedicated Sales Tax Revenue Refunding Bonds (Series 2015C), 5.000%, 8/15/2037	5,617,400
2,720,000		Massachusetts Water Resources Authority, General Revenue Refunding Bonds (Series 2017C), 5.000%, 8/1/2030	3,267,318
		TOTAL	26,135,287
		Michigan—1.3%
2,500,000		Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority Sewage Disposal System), Local Government Loan Program Revenue Bonds (Series 2015C-1), 5.000%, 7/1/2035	2,761,225
1,150,000		Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority Water Supply System), Senior Lien Revenue Bonds (Series 2014 D-1), (Assured Guaranty Municipal Corp. INS), 5.000%, 7/1/2037	1,263,402
4,000,000		Michigan State Finance Authority Revenue (Public Lighting Authority ), Local Government Loan Program Revenue Bonds (Series 2014B), 5.000%, 7/1/2039	4,309,520
5,000,000	[2]	Michigan State Hospital Finance Authority (McLaren Health Care Corp.), Hospital Revenue Refunding Floating Rate Bonds (Series 2015 D-2) FRNs, 2.449% (1-month USLIBOR x 0.68 +0.750%), Mandatory Tender 10/15/2020	5,020,850
1,000,000		Michigan Strategic Fund (Michigan State), LT Obligation Revenue Bonds (Series 2011), 5.250%, 10/15/2026	1,088,750
1,500,000		Saginaw, MI Hospital Finance Authority (Covenant Medical Center, Inc.), Hospital Revenue Refunding Bonds (Series 2010H), (Original Issue Yield: 5.070%), 5.000%, 7/1/2030	1,556,835
1,000,000		Wayne County, MI Airport Authority, Airport Revenue Bonds (Series 2017A), 5.000%, 12/1/2047	1,111,390
2,700,000		Wayne County, MI Airport Authority, Revenue Bonds (Series 2012A), 5.000%, 12/1/2037	2,963,304
		TOTAL	20,075,276
		Minnesota—0.7%
1,000,000		Forest Lake, MN (Lakes International Language Academy), Charter School Lease Revenue Bonds (Series 2018A), 5.375%, 8/1/2050	1,008,350
8,000,000		Minnesota State, Various Purpose Refunding UT GO Bonds (Series 2016D), 5.000%, 8/1/2025	9,529,440

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Minnesota—continued
$600,000		Western Minnesota Municipal Power Agency, MN, Power Supply Revenue Bonds (Series 2014A), 5.000%, 1/1/2040	$662,154
		TOTAL	11,199,944
		Mississippi—0.5%
6,600,000		Lowndes County, MS Solid Waste Disposal (Weyerhaeuser Co.), PCR Refunding Bonds (Project A), 6.800%, 4/1/2022	7,347,912
		Missouri—0.5%
4,000,000	[1]	Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), (Original Issue Yield: 5.079%), 5.000%, 2/1/2050	4,020,040
2,500,000		Missouri State HEFA (BJC Health System, MO), Health Facilities Revenue Bonds, 5.000%, 1/1/2044	2,689,875
1,250,000		St. Louis, MO Airport Revenue (St. Louis Lambert International Airport), Airport Revenue Refunding and Airport Revenue Bonds (Series 2017C), (Assured Guaranty Municipal Corp. INS), 5.000%, 7/1/2042	1,409,775
		TOTAL	8,119,690
		Nebraska—0.8%
3,000,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2012), (Original Issue Yield: 5.050%), (Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2042	3,219,810
3,000,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2012), (United States Treasury PRF 9/1/2022@100), 5.000%, 9/1/2032	3,219,810
3,000,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2017C), (Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2042	3,455,070
2,000,000		Nebraska Public Power District, General Revenue Bonds (Series 20014A), 5.000%, 1/1/2037	2,142,860
1,000,000		Nebraska Public Power District, General Revenue Bonds (Series 20014A), 5.000%, 1/1/2038	1,070,850
		TOTAL	13,108,400
		Nevada—0.2%
3,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Refunding Bonds (Series 2014A-2), 5.000%, 7/1/2035	3,341,790
		New Hampshire—0.1%
1,000,000	[1]	New Hampshire Health and Education Facilities Authority (Hillside Village), Revenue Bonds (Series 2017A), 6.125%, 7/1/2037	1,044,990
		New Jersey—2.3%
1,315,000		New Jersey EDA (New Jersey State), School Facilities Construction Bonds (Series 2015 WW), 5.250%, 6/15/2040	1,393,597
1,000,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2017 DDD), 5.000%, 6/15/2033	1,077,080
3,000,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2017 DDD), 5.000%, 6/15/2042	3,137,490
2,000,000		New Jersey EDA (NJ Dedicated Cigarette Excise Tax), Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.000%, 6/15/2020	2,072,040
1,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Federal Highway Reimbursement Revenue Refunding Notes (Series 2018A), 5.000%, 6/15/2031	1,105,470
3,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2010D), 5.000%, 12/15/2023	3,309,570
1,200,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2011A), 6.000%, 6/15/2035	1,282,932
3,705,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2011B), (Original Issue Yield: 5.050%), 5.000%, 6/15/2042	3,819,670
2,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2018A), 5.000%, 12/15/2033	2,176,920
4,000,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2015E), 5.000%, 1/1/2034	4,483,000
500,000		Rutgers, The State University of New Jersey, General Obligation Refunding Bonds (Series 2013J), 5.000%, 5/1/2021	536,130
4,900,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.000%, 6/1/2036	5,369,910
5,300,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Subordinate Refunding Bonds (Series 2018B), 5.000%, 6/1/2046	5,277,740
		TOTAL	35,041,549
		New Mexico—0.2%
2,175,000		New Mexico State Hospital Equipment Loan Council (Presbyterian Healthcare Services), Hospital System Revenue Bonds (Series 2017A), 5.000%, 8/1/2046	2,420,492
		New York—5.5%
2,000,000		Brooklyn Arena Local Development Corporation, NY, Pilot Revenue Bonds (Series 2009), (Original Issue Yield: 6.476%), (United States Treasury PRF 1/15/2020@100), 6.375%, 7/15/2043	2,090,180
2,000,000		Erie County, NY IDA (Buffalo, NY City School District), School Facility Refunding Revenue Bonds (Series 2011B), 5.000%, 5/1/2020	2,083,980

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$2,555,000		Glen Cove, NY Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Revenue Bonds (Series 2016A), (Original Issue Yield: 5.080%), 5.000%, 1/1/2056	$2,605,027
1,030,000		Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), 5.750%, 2/15/2047	1,106,261
1,670,000		Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), (United States Treasury PRF 2/15/2021@100), 5.750%, 2/15/2047	1,806,857
3,305,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Revenue Bonds (Series 2013C), 5.000%, 11/15/2042	3,557,502
1,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Bonds (Series 2014B), 5.250%, 11/15/2039	1,108,560
4,000,000	[2]	New York City, NY IDA (Yankee Stadium LLC), CPI PILOT Revenue Bonds (Series 2006) FRNs, (FGIC INS), 2.997% (US CPI Urban Consumers YoY NSA +0.820%), 3/1/2021	4,013,680
2,000,000		New York City, NY Municipal Water Finance Authority, Water & Sewer Second General Resolution Revenue Bonds (Fiscal 2015 Series FF), 5.000%, 6/15/2027	2,348,980
3,000,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Second General Resolution Revenue Bonds (Fiscal 2015 Series EE), 5.000%, 6/15/2036	3,388,680
2,100,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Revenue Bonds (Series 2014A-1), 5.000%, 8/1/2036	2,367,834
8,000,000		New York City, NY, UT GO Bonds (Series 2018B-1), 5.000%, 10/1/2039	9,133,120
2,500,000	[1]	New York Liberty Development Corporation (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.000%, 11/15/2044	2,588,575
2,500,000		New York Liberty Development Corporation (4 World Trade Center), Liberty Revenue Bonds (Series 2011), 5.750%, 11/15/2051	2,740,150
7,500,000		New York State Dormitory Authority (Columbia University), Revenue Bonds (Series 2018A), 5.000%, 10/1/2048	9,831,600
7,805,000		New York State Dormitory Authority State Personal Income Tax Revenue (New York State Personal Income Tax Revenue Bond Fund), General Purpose Revenue Refunding Bonds (Series 2012A), 5.000%, 12/15/2028	8,683,609
1,250,000		New York State Thruway Authority (New York State Thruway Authority—General Revenue), General Revenue Bonds (Series 2012I), 5.000%, 1/1/2037	1,332,038
5,000,000		New York State Urban Development Corp. (New York State Personal Income Tax Revenue Bond Fund), State Personal Income Tax Revenue Bonds (Series 2017A), 5.000%, 3/15/2027	6,072,300
2,000,000		New York State, UT GO Bonds (Series 2011A), 5.000%, 2/15/2020	2,071,520
5,335,000		Port Authority of New York and New Jersey, Revenue Bonds (194th Series), 5.000%, 10/15/2041	6,036,552
3,000,000		TFA State/School Building Aid (New York City, NY Transitional Finance Authority), Building Aid Revenue Bonds (Series 2019S-3A), 5.000%, 7/15/2032	3,547,230
3,590,000	[2]	Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Variable Rate Refunding Bond (Series 2016 4A) FRNs, 2.388% (1-month USLIBOR x 0.67 +0.700%), Mandatory Tender 12/1/2021	3,612,509
1,500,000		TSASC, Inc. NY, Tobacco Settlement Asset Backed Senior Refunding Bonds (Series 2017A), 5.000%, 6/1/2024	1,671,570
		TOTAL	83,798,314
		North Carolina—0.9%
1,250,000		Charlotte, NC (Charlotte, NC Douglas International Airport), Airport Revenue Bonds (Series 2017A), 5.000%, 7/1/2042	1,421,600
5,000,000		Charlotte-Mecklenburg Hospital Authority, NC (Atrium Health (previously Carolinas HealthCare) System), Health Care Revenue & Refunding Revenue Bonds (Series 2012A), 5.000%, 1/15/2043	5,360,350
1,125,000		North Carolina Medical Care Commission (Pennybyrn at Maryfield), Health Care Facilities First Mortgage Revenue Refunding Bonds (Series 2015), 5.000%, 10/1/2035	1,163,543
1,500,000		North Carolina Municipal Power Agency No. 1, Refunding Revenue Bonds (Series 2015A), 5.000%, 1/1/2031	1,726,275
4,000,000		North Carolina Turnpike Authority, Triangle Expressway System Appropriation Revenue Refunding Bonds (Series 2018A), 4.000%, 1/1/2034	4,288,080
		TOTAL	13,959,848
		Ohio—2.1%
2,750,000		American Municipal Power-Ohio, Inc. (American Municipal Power, Prairie State Energy Campus Project), Refunding Revenue Bonds (Series 2015A), 5.250%, 2/15/2033	2,984,465
3,680,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series A-2), 6.500%, 6/1/2047	3,638,637
1,000,000		Hamilton County, OH (Life Enriching Communities), Healthcare Improvement and Refunding Revenue Bonds (Series 2016), 5.000%, 1/1/2051	1,015,710
2,335,000		JobsOhio Beverage System, OH, Statewide Senior Lien Liquor Profits Tax-Exempt Revenue Bonds (Series 2013A), 5.000%, 1/1/2038	2,551,921
1,000,000		Lucas County, OH (ProMedica Healthcare Obligated Group), Revenue Bonds (Series 2011A), (Original Issue Yield: 6.220%), (United States Treasury PRF 11/15/2021@100), 6.000%, 11/15/2041	1,113,960
2,060,000		Muskingum County, OH (Genesis Healthcare Corp.), Hospital Facilities Revenue Bonds (Series 2013), 5.000%, 2/15/2027	2,178,368

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Ohio—continued
$1,430,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), Hospital Revenue Refunding Bonds (Series 2017A), 5.000%, 1/1/2033	$1,681,408
1,125,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2016A), 5.000%, 1/15/2041	1,218,870
3,000,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2016A), 5.000%, 1/15/2046	3,229,320
1,200,000		Ohio State Turnpike & Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Series 2013A-1), 5.250%, 2/15/2030	1,338,456
3,500,000		Ohio State Turnpike & Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Series 2013A-1), (Original Issue Yield: 5.050%), 5.000%, 2/15/2048	3,752,840
5,000,000		Ohio State, Capital Facilities Lease-Appropriation Bonds (Series 2016A), 5.000%, 2/1/2028	5,874,350
400,000		Toledo-Lucas County, OH Port Authority (CSX Corp.), Revenue Bonds, 6.450%, 12/15/2021	443,624
1,500,000		University of Cincinnati, OH, General Receipts Bonds (Series 2013C), 5.000%, 6/1/2039	1,670,850
		TOTAL	32,692,779
		Oklahoma—0.2%
875,000		Oklahoma Development Finance Authority (OU Medicine), Hospital Revenue Bonds (Series 2018B), 5.500%, 8/15/2052	973,744
1,000,000		Tulsa, OK Industrial Authority (Montereau, Inc.), Senior Living Community Revenue Bonds (Series 2010A), (Original Issue Yield: 7.500%), (United States Treasury PRF 5/1/2020@100), 7.250%, 11/1/2045	1,065,050
1,250,000		Tulsa, OK Industrial Authority (Montereau, Inc.), Senior Living Community Revenue Refunding Bonds (Series 2017), 5.250%, 11/15/2037	1,353,250
		TOTAL	3,392,044
		Oregon—0.4%
5,000,000		Oregon State, UT GO State Project Bonds (Series 2017C), 5.000%, 6/1/2034	5,880,650
100,000		Yamhill County, OR Hospital Authority (Friendsview Retirement Community), Revenue Refunding Bonds (Series 2016A), 5.000%, 11/15/2036	105,053
		TOTAL	5,985,703
		Pennsylvania—2.2%
4,785,000		Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.000%, 5/1/2042	4,893,811
2,000,000	[2]	Berks County, PA Municipal Authority (Tower Health), Variable Rate Revenue Bonds (Series 2012B) FRNs, (Original Issue Yield: 1.710%), 2.930%, (SIFMA 7-day +1.500%), Mandatory Tender 7/1/2022	2,030,440
1,000,000		Commonwealth Financing Authority of PA (Commonwealth of Pennsylvania), Tobacco Master Settlement Payment Revenue Bonds (Series 2018), 5.000%, 6/1/2033	1,131,170
1,355,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), 5.000%, 1/1/2038	1,427,818
1,000,000		Cumberland County, PA Municipal Authority (Dickinson College), Revenue Bonds (Series 2016), 5.000%, 5/1/2029	1,161,750
5,000,000		Delaware River Joint Toll Bridge Commission, Revenue Bonds (Series 2017), 5.000%, 7/1/2047	5,619,550
1,360,000		Lancaster County, PA Hospital Authority (University of Pennsylvania Health System), Revenue Refunding Bonds (Series 2016), 5.000%, 8/15/2042	1,495,891
5,000,000		Pennsylvania State Higher Education Facilities Authority (Thomas Jefferson University), Fixed Rate Revenue Bonds (Series 2015A), 5.000%, 9/1/2045	5,549,850
2,250,000		Pennsylvania State Higher Education Facilities Authority (University of Pennsylvania Health System), Revenue Bonds (Series 2017A), 5.000%, 8/15/2047	2,484,810
1,000,000		Pennsylvania State Turnpike Commission, Oil Franchise Tax Senior Revenue Refunding Bonds (Series 2016A), 5.000%, 12/1/2031	1,157,400
2,000,000		Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2015B), 5.000%, 12/1/2045	2,188,260
2,140,000	[2]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2013B) FRNs, 2.700% (SIFMA 7-day +1.270%), 12/1/2020	2,162,342
475,000		Philadelphia, PA Authority for Industrial Development (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 7/1/2035	475,380
1,110,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Temple University Health System Obligated Group), Hospital Revenue Bonds (Series 2012A), (Original Issue Yield: 5.875%), 5.625%, 7/1/2042	1,176,700
465,000		Philadelphia, PA Water & Wastewater System, Refunding Revenue Bonds (Series 2012), 5.000%, 11/1/2027	512,383
		TOTAL	33,467,555
		Rhode Island—0.3%
4,500,000		Tobacco Settlement Financing Corp., RI, Tobacco Settlement Asset-Backed Bonds (Series 2015B), 5.000%, 6/1/2050	4,511,790
		South Carolina—0.4%
6,250,000		South Carolina Jobs-EDA (Prisma Health Obligated Group), Hospital Revenue Bonds (Series 2018A), 5.000%, 5/1/2048	6,783,875

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		South Dakota—0.1%
$1,000,000		Educational Enhancement Funding Corp., SD, Tobacco Settlement Revenue Bonds (Series 2013B), 5.000%, 6/1/2023	$1,086,860
		Tennessee—1.4%
6,105,000		Greenville, TN Health and Educational Facilities Board (Ballad Health), Hospital Revenue Bonds (Series 2018A), 4.000%, 7/1/2040	6,061,411
5,000,000		Metropolitan Government Nashville & Davidson County, TN, GO Improvement Bonds (Series 2018), 5.000%, 7/1/2031	6,056,100
6,000,000		Rutherford County, TN Health and Educational Facilities Board (Ascension Health Alliance Senior Credit Group), Revenue Bonds (Series 2012C), 5.000%, 11/15/2047	6,403,620
1,280,000		Tennessee Energy Acquisition Corp., Gas Revenue Bonds (Series 2006A), (Goldman Sachs Group, Inc. GTD), 5.250%, 9/1/2023	1,420,723
2,000,000		Tennessee State School Board Authority, Higher Educational Facilities Second Program Bonds (Series 2013A), 5.000%, 11/1/2029	2,212,700
		TOTAL	22,154,554
		Texas—4.5%
2,000,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2011), (Original Issue Yield: 6.300%), (United States Treasury PRF 1/1/2021@100), 6.250%, 1/1/2046	2,163,420
1,080,000		Clifton Higher Education Finance Corporation, TX (Idea Public Schools ), 6.000%, 8/15/2033	1,216,771
500,000		Clifton Higher Education Finance Corporation, TX (Idea Public Schools ), Education Revenue Bonds (Series 2012), 5.000%, 8/15/2042	520,480
3,000,000		Clifton Higher Education Finance Corporation, TX (Uplift Education), Revenue Bonds (Series 2015A), 5.000%, 12/1/2035	3,171,180
3,000,000		Corpus Christi, TX Utility System, Junior Lien Revenue Improvement Bonds (Series 2015A), 5.000%, 7/15/2040	3,319,650
1,000,000		Dallas, TX Waterworks & Sewer System, Revenue Refunding Bonds (Series 2013), 5.000%, 10/1/2031	1,127,080
5,000,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2012B), 5.000%, 11/1/2035	5,234,250
750,000		Decatur, TX Hospital Authority (Wise Regional Health System), Hospital Revenue Bonds (Series 2014A), (Original Issue Yield: 5.300%), 5.250%, 9/1/2044	795,255
5,000,000		Grand Parkway Transportation Corp., TX, Subordinate Tier Toll Revenue Bonds (Series 2013B TELA Supported), 5.250%, 10/1/2051	5,451,400
2,000,000		Harris County, TX Education Facilities Finance Corp. (Brazos Presbyterian Homes, Inc.), First Mortgage Revenue Bonds (Series 2016), 5.000%, 1/1/2048	2,039,160
2,000,000		Houston, TX Combined Utility System, First Lien Revenue & Refunding Bonds (Series 2014D), 5.000%, 11/15/2044	2,228,720
5,000,000	[2]	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2012A) FRNs, 2.330% (SIFMA 7-day +0.900%), Mandatory Tender 5/1/2020	5,022,250
265,000		Houston, TX Higher Education Finance Corp. (Cosmos Foundation, Inc.), Education Revenue Bonds (Series 2011A), (United States Treasury PRF 5/15/2021@100), 6.875%, 5/15/2041	294,025
1,650,000		Leander, TX Independent School District, UT GO Refunding Bonds (Series 2013A), (Texas Permanent School Fund Guarantee Program GTD), 5.000%, 8/15/2031	1,848,924
315,000		Leander, TX Independent School District, UT GO Refunding Bonds (Series 2013A), (United States Treasury PRF 8/15/2023@100), 5.000%, 8/15/2031	357,049
325,000		New Hope Cultural Education Facilities Finance Corporation (MRC Crestview), Retirement Facility Revenue Bonds (Series 2016), 5.000%, 11/15/2036	337,493
900,000		New Hope Cultural Education Facilities Finance Corporation (MRC Crestview), Retirement Facility Revenue Bonds (Series 2016), 5.000%, 11/15/2046	923,850
650,000		New Hope Cultural Education Facilities Finance Corporation (MRC Langford), Retirement Facility Revenue Bonds (Series 2016A), 5.500%, 11/15/2046	645,366
915,000		North Texas Tollway Authority, First Tier Revenue Refunding Bonds (Series 2015B), 5.000%, 1/1/2045	1,008,175
1,665,000		North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2011B), (Original Issue Yield: 5.120%), 5.000%, 1/1/2038	1,747,151
1,500,000		North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2016A), 5.000%, 1/1/2030	1,726,695
3,000,000		North Texas Tollway Authority, System Second Tier Revenue Refunding Bonds (Series 2014B), 5.000%, 1/1/2031	3,348,750
835,000		Red River, TX HFDC (MRC The Crossings), Retirement Facility Revenue Bonds (Series 2014A), (Original Issue Yield: 7.550%), 7.500%, 11/15/2034	931,935
3,000,000		San Antonio, TX Electric & Gas System, Revenue Bonds (New Series 2015), 5.000%, 2/1/2032	3,453,450
750,000		San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (New Series 2015), 5.000%, 2/1/2027	887,535
1,500,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community), Retirement Facility Revenue Bonds (Series 2015A Fixed Rate Bonds), 5.500%, 11/15/2045	1,185,000
2,500,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckner Senior Living-Ventana Project), Tax-Exempt Mandatory Paydown Securities 80 (Series 2017B-1), 5.625%, 11/15/2024	2,522,100
1,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Querencia at Barton Creek), Retirement Facility Revenue Bonds (Series 2015), 5.000%, 11/15/2040	1,022,420

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$2,965,000		Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Senior Lien Revenue Bonds (Series 2006A), (Bank of America Corp. GTD), 5.250%, 12/15/2026	$3,513,525
1,090,000		Texas State Department of Housing & Community Affairs, Residential Mortgage Revenue Bonds (Series 2009A), (GNMA COL), 5.300%, 7/1/2034	1,091,581
3,870,000		Texas State Transportation Commission—Central Texas Turnpike System, First Tier Revenue Refunding Bonds (Series 2012-A), 5.000%, 8/15/2041	4,095,466
5,000,000		Texas Water Development Board (Texas State Water Implementation Revenue Fund), Revenue Bonds (Series 2017A), 4.000%, 10/15/2036	5,309,200
		TOTAL	68,539,306
		Virginia—1.0%
7,385,000		Virginia College Building Authority, Revenue Bonds (Series 2018A), 5.000%, 9/1/2031	8,934,373
5,000,000		Virginia Commonwealth Transportation Board (Virginia State), Transportation Capital Projects Revenue Refunding Bonds (Series 2017), 5.000%, 5/15/2026	6,015,200
		TOTAL	14,949,573
		Washington—1.3%
750,000		Central Puget Sound, WA Regional Transit Authority, Sales Tax and Motor Vehicle Excise Tax Revenue Bonds (Series 2016 S-1), 5.000%, 11/1/2024	877,118
2,750,000		Central Puget Sound, WA Regional Transit Authority, Sales Tax Improvement & Refunding Bonds (Series 2015S-1) (Green Bonds), 5.000%, 11/1/2029	3,220,497
615,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.250%, 6/1/2031	634,280
1,500,000	[1]	Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.000%, 1/1/2031	1,599,735
1,755,000	[1]	Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.000%, 1/1/2036	1,840,153
2,000,000	[1]	Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2014A), (Original Issue Yield: 7.400%), 7.375%, 1/1/2044	2,255,280
7,000,000		Washington State, UT GO Bonds (Series 2018C), 5.000%, 2/1/2036	8,144,150
1,825,000		Washington State, UT GO Motor Vehicle Fuel Tax Bonds (Series 2019B), 5.000%, 6/1/2039	2,103,860
		TOTAL	20,675,073
		Wisconsin—1.1%
2,275,000	[1]	Public Finance Authority, WI Revenue (Maryland Proton Treatment Center), Senior Revenue Bonds (Series 2018A-1), (Original Issue Yield: 6.470%), 6.375%, 1/1/2048	2,328,326
2,450,000		Wisconsin Health & Educational Facilities Authority (Hospital Sisters Services, Inc.), Revenue Refunding Bonds (Series 2014A), 5.000%, 11/15/2029	2,762,203
4,235,000		Wisconsin State General Fund Appropriation (Wisconsin State), Revenue Bonds (Series 2009A), (Original Issue Yield: 5.950%), (United States Treasury PRF 5/1/2019@100), 5.750%, 5/1/2033	4,277,477
430,000		Wisconsin State General Fund Appropriation (Wisconsin State), Revenue Bonds (Series 2009A), (Original Issue Yield: 5.950%), (United States Treasury PRF 5/1/2019@100), 5.750%, 5/1/2033	434,313
6,000,000		Wisconsin State, UT GO Bonds (Series 2018A), 4.000%, 5/1/2034	6,399,780
		TOTAL	16,202,099
		Wyoming—0.1%
1,250,000		Laramie County, WY (Cheyenne Regional Medical Center), Hospital Revenue Bonds (Series 2012), 5.000%, 5/1/2037	1,324,688
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $803,303,183)	822,902,205
	[2]	SHORT-TERM MUNICIPALS—2.6%
		Alabama—0.1%
$1,525,000		Wilsonville, AL IDB (Alabama Power Co.), (Series D) (Gaston Plant) Daily VRDNs, 1.680%, 2/1/2019	1,525,000
		Arizona—0.2%
2,700,000		Arizona Health Facilities Authority (Banner Health), (Series 2015C) Daily VRDNs, (Bank of America N.A. LOC), 1.550%, 2/1/2019	2,700,000
		Florida—0.0%
300,000		Putnam County, FL Development Authority (Florida Power & Light Co.), (PCR: Series 1994) Daily VRDNs, 1.680%, 2/1/2019	300,000
		Michigan—0.1%
900,000		Michigan State Strategic Fund (Henry Ford Museum & Greenfield Village) Daily VRDNs, (Comerica Bank LOC), 1.680%, 2/1/2019	900,000

Shares or Principal Amount			Value
	[2]	SHORT-TERM MUNICIPALS—continued
		Michigan—continued
$100,000		Michigan Strategic Fund (Air Products & Chemicals, Inc.), (Series 2007) Daily VRDNs, 1.580%, 2/1/2019	$100,000
		TOTAL	1,000,000
		New York—0.8%
5,900,000		New York City, NY Municipal Water Finance Authority, (Series 2001F-1) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 1.650%, 2/1/2019	5,900,000
2,900,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2009 Series BB-1) Daily VRDNs, (Landesbank Hessen-Thuringen LIQ), 1.630%, 2/1/2019	2,900,000
1,000,000		New York City, NY, (Fiscal 2012 Series G-6) Daily VRDNs, (Mizuho Bank Ltd. LOC), 1.650%, 2/1/2019	1,000,000
2,250,000		New York City, NY, (Subseries B-5) Daily VRDNs, (Barclays Bank PLC LIQ), 1.630%, 2/1/2019	2,250,000
700,000		New York City, NY, 2015 Series F (Subseries F-5) Daily VRDNs, (Barclays Bank PLC LIQ), 1.630%, 2/1/2019	700,000
		TOTAL	12,750,000
		North Carolina—0.6%
6,100,000		Charlotte-Mecklenburg Hospital Authority, NC (Atrium Health (previously Carolinas HealthCare) System), (Series 2007C) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.650%, 2/1/2019	6,100,000
2,600,000		Charlotte-Mecklenburg Hospital Authority, NC (Atrium Health (previously Carolinas HealthCare) System), (Series 2018H) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.600%, 2/1/2019	2,600,000
		TOTAL	8,700,000
		Ohio—0.3%
3,300,000		Allen County, OH (Mercy Health), (Series 2010C) Daily VRDNs, (MUFG Union Bank, N.A. LOC), 1.600%, 2/1/2019	3,300,000
700,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2013B-2) Daily VRDNs, (Bank of New York Mellon LIQ), 1.650%, 2/1/2019	700,000
		TOTAL	4,000,000
		Pennsylvania—0.1%
200,000		Lancaster County, PA Hospital Authority (Masonic Villages), (Series D of 2008) Daily VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.660%, 2/1/2019	200,000
2,250,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Children's Hospital of Philadelphia), (Series 2002-A) Daily VRDNs, (Wells Fargo Bank, N.A. LIQ), 1.630%, 2/1/2019	2,250,000
		TOTAL	2,450,000
		Texas—0.4%
3,850,000		Harris County, TX Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Series 2008C-1) Daily VRDNs, 1.650%, 2/1/2019	3,850,000
500,000		Harris County, TX Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Series 2008C-2) Daily VRDNs, 1.650%, 2/1/2019	500,000
2,300,000		Harris County, TX HFDC (Methodist Hospital, Harris County, TX), (Subseries 2008A-1) Daily VRDNs, 1.650%, 2/1/2019	2,300,000
		TOTAL	6,650,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $40,075,000)	40,075,000
		TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $1,470,792,201)	1,527,285,655
		OTHER ASSETS AND LIABILITIES - NET—0.3%[4]	5,156,636
		TOTAL NET ASSETS—100%	$1,532,442,291
At January 31, 2019, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
At January 31, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
3S&P 500 Futures, Short Futures	68	$45,976,500	March 2019	$(1,323,356)
The average notional value of short futures contracts held by the Fund throughout the period was $11,494,125. This is based on amounts held as of each month-end throughout the three-month fiscal period.

Additional information on restricted securities held at January 31, 2019, is as follows:
Security	Acquisition Date	Cost	Market Value
Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.000%, 7/1/2036	10/6/2016	$702,023	$684,032
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.000%, 7/1/2034	6/24/2014	$505,309	$535,120
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	7/9/2014 – 7/10/2014	$1,508,775	$1,584,270
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.000%, 7/1/2045	8/27/2015	$1,172,644	$1,199,877
California Statewide Communities Development Authority (899 Charleston LLC), Revenue Refunding Bonds (Series 2014A), 5.250%, 11/1/2044	11/13/2014	$1,127,738	$1,170,079
Colorado Educational & Cultural Facilities Authority (University Lab School), Charter School Refunding & Improvement Revenue Bonds (Series 2015), 5.000%, 12/15/2035	3/13/2015	$1,517,293	$1,561,755
Collier County, FL IDA (Arlington of Naples), Continuing Care Community Revenue Bonds (Series 2013A), (Original Issue Yield: 8.250%), 8.125%, 5/15/2044	8/11/2017	$4,697,931	$4,175,601
Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), (Original Issue Yield: 5.079%), 5.000%, 2/1/2050	5/15/2018	$4,116,521	$4,020,040
New Hampshire Health and Education Facilities Authority (Hillside Village), Revenue Bonds (Series 2017A), 6.125%, 7/1/2037	10/4/2017	$1,069,649	$1,044,990
New York Liberty Development Corporation (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.000%, 11/15/2044	10/29/2014	$2,500,000	$2,588,575
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.000%, 1/1/2031	12/14/2016	$1,509,715	$1,599,735
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.000%, 1/1/2036	8/22/2016 – 8/23/2016	$1,947,977	$1,840,153
Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2014A), (Original Issue Yield: 7.400%), 7.375%, 1/1/2044	1/31/2014	$1,994,109	$2,255,280
Public Finance Authority, WI Revenue (Maryland Proton Treatment Center), Senior Revenue Bonds (Series 2018A-1), (Original Issue Yield: 6.470%), 6.375%, 1/1/2048	8/16/2018 – 8/24/2018	$2,263,232	$2,328,326
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2019, these restricted securities amounted to $26,587,833, which represented 1.7% of total net assets.
2	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
3	Non-income-producing security.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$591,764,942	$—	$—	$591,764,942
International	72,543,508	—	—	72,543,508
Debt Securities:
Municipal Bonds	—	822,902,205	—	822,902,205
Short-Term Municipals	—	40,075,000	—	40,075,000
TOTAL SECURITIES	$664,308,450	$862,977,205	$—	$1,527,285,655
Other Financial Instruments:[1]
Assets	$—	$—	$—	$—
Liabilities	(1,323,356)	—	—	(1,323,356)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(1,323,356)	$—	$—	$(1,323,356)
1	Other financial instruments are futures contracts
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
COL	—Collateralized
CPI	—Consumer Price Index
EDA	—Economic Development Authority
FGIC	—Financial Guaranty Insurance Company
FRNs	—Floating Rate Notes
GNMA	—Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LT	—Limited Tax
PCR	—Pollution Control Revenue
PILOT	—Payment in Lieu of Taxes
PRF	—Pre- refunded
SIFMA	—Securities Industry and Financial Markets Association
TELA	—Toll Equity Loan Agreement
TFA	—Transitional Finance Authority
TOBs	—Tender Option Bonds
USD	—United School District
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date March 25, 2019

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 25, 2019